Balance Sheets	Sep. 30, 2022 USD ($)
Current assets:
Cash	$ 6,410,000
Total current assets	95,448,000
TOTAL ASSETS	478,121,000
Current liabilities:
Accrued expenses	20,595,000
Total current liabilities	24,536,000
Total liabilities	26,779,000
Stockholders' Deficit:
TOTAL LIABILITIES AND PARTNERS' CAPITAL	478,121,000
CIK 0001816261 Executive Network Partnering Corp
Current assets:
Cash	103,949
Total current assets	103,949
Investments held in Trust Account	416,329,383
TOTAL ASSETS	416,433,332
Current liabilities:
Accounts payable	126,086
Accounts payable - related party	160,000
Accrued expenses	8,551,883
Franchise tax payable	68,389
Income tax payable	407,567
Convertible note - related party	1,548,481
Total current liabilities	10,862,406
Derivative warrant liabilities	9,771,325
Total liabilities	20,633,731
Class A common stock subject to possible redemption; $0.0001 par value; 41,400,000 shares issued and outstanding at $10.03 and $10.00 per share redemption value as of September 30, 2022 and December 31, 2021, respectively	415,433,227
Stockholders' Deficit:
Accumulated deficit	(19,633,800)
Total stockholders' deficit	(19,633,626)
TOTAL LIABILITIES AND PARTNERS' CAPITAL	416,433,332
CIK 0001816261 Executive Network Partnering Corp | Common Class A
Stockholders' Deficit:
Common stock value	61
CIK 0001816261 Executive Network Partnering Corp | Common Class B
Stockholders' Deficit:
Common stock value	30
CIK 0001816261 Executive Network Partnering Corp | Common Stock Class F
Stockholders' Deficit:
Common stock value	$ 83